UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.
(Exact Name of Registrant as specified in charter)

11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
 (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (310) 996-6000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2009

Nelson N. Lee
Capital International, Inc.
11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
(Name and Address of Agent for Service)

Copies to:
Rob Helm, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EMERGING MARKETS GROWTH FUND

Investment portfolio			unaudited
March 31, 2009

Equity securities			Value
	Shares		(000)

Argentina - 0.01%
Grupo Financiero Galicia SA, Class B (1)	5		-
Telecom Argentina SA, Class B (ADR) (1)	77,400		$600
			600

Brazil - 10.72%
ALL - América Latina Logística SA, units	4,639,000		19,902
Bradespar SA, preferred nominative	945,000		9,290
CESP - Cía. Energética de São Paulo, Class B, preferred nominative	402,760		2,274
Cia. de Bebidas das Américas - AmBev, preferred nominative	18,200		864
Cia. de Bebidas das Américas - AmBev, preferred nominative (ADR)	586,000		27,982
Cia. de Saneamento de Minas Gerais, ordinary nominative	1,444,800		12,184
Cia. Energética de Minas Gerais - CEMIG, preferred nominative	6,089,845		91,202
Cia. Energética de Minas Gerais - CEMIG, preferred nominative (ADR)	251,650		3,719
Cia. Vale do Rio Doce, ordinary nominative (ADR)	8,400		112
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	11,970,624		135,029
Companhia de Concessões Rodoviárias, ordinary nominative	4,176,200		37,808
Drogasil SA, ordinary nominative	880,600		4,015
Dufry South America Ltd. (BDR) (2)	3,716,500		23,803
Estácio Participações SA, ordinary nominative	770,300		3,846
Gerdau SA, preferred nominative	1,690,300		9,468
Gerdau SA (ADR)	1,701,200		9,306
Helbor Empreendimentos SA, ordinary nominative (1)	64,401		84
Hypermarcas SA, ordinary nominative (1)	4,144,000		30,500
Itaúsa - Investimentos Itaú SA, preferred nominative	2,324,914		8,046
LIGHT SA, ordinary nominative	843,879		8,127
Marfrig Frigoríficos e Comércio de Alimentos SA, ordinary nominative (1)	5,186,840		17,274
NET Serviços de Comunicação SA, preferred nominative (1)	3,005,567		22,304
New GP Capital Partners, LP, Class B (acquired 1/28/94, cost: $11,955,000) (1) (2) (3) (4)	27,000		-
OGX Petróleo e Gás Participações SA, ordinary nominative (1)	25,600		7,904
PDG Realty SA Empreendimentos e Participações, ordinary nominative	170,100		956
Perdigão SA, ordinary nominative	1,897,029		23,682
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	2,393,300		72,924
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	6,075,000		148,838
SLC Agrícola SA	11,350		62
Telemig Celular Participações SA, preferred nominative (ADR)	329,769		11,753
Telemig Celular SA, Class G, preferred nominative	38,529		5,019
Tele Norte Leste Participações SA, preferred nominative	1,219,200		17,205
Tele Norte Leste Participações SA, preferred nominative (ADR)	926,100		12,817
TIM Participações SA, ordinary nominative (1)	17,700,802		45,347
Usinas Siderúrgicas de Minas Gerais SA, ordinary nominative	241,050		2,774
Usinas Siderúrgicas de Minas Gerais SA, Class A, preferred nominative	927,870		11,885
Wilson Sons Ltd. (BDR)	1,882,300		9,440
			847,745

Canada - 0.31%
Banro Corp. (1)	1,555,600		2,526
Banro Corp., warrants expire September 17, 2011 (1)	204,900		81
CIC Energy Corp. (1) (2)	3,251,700		5,615
Farallon Resources Ltd. (1)	8,407,500		1,166
Ivanhoe Mines Ltd. (1)	2,307,000		14,218
Katanga Mining Ltd. (1)	1,457,533		439
Platmin Ltd. (CDI) (1)	1,186,900		667
			24,712

Chile - 1.57%
Empresa Nacional de Electricidad SA (ADR)	412,700		15,476
Empresas La Polar SA	5,839,400		12,811
Enersis SA (ADR)	4,738,600		71,553
Ripley Corp SA	39,636,796		18,024
SACI Falabella (1)	2,159,395		6,680
			124,544

China - 19.08%
Acorn International, Inc.(ADR) (1)	75,000		269
Advanced Semiconductor Manufacturing Corp. Ltd. (Hong Kong) (1)	8,030,000		143
AirMedia Group Inc. (ADR) (1)	160,700		673
Alibaba.com Ltd. (Hong Kong) (1)	36,697,000		33,721
Anhui Conch Cement Co. Ltd. (Hong Kong) (1)	19,733,500		108,894
ANTA Sports Products Ltd. (Hong Kong)	38,628,600		25,424
Bank of China Ltd. (Hong Kong)	247,649,000		82,151
Beijing Enterprises Holdings Ltd. (Hong Kong)	8,690,000		36,520
BYD Co. Ltd. (Hong Kong) (1)	25,265,700		47,112
China Aoyuan Property Group Ltd. (Hong Kong)	8,953,000		1,133
China Communications Construction Co. Ltd. (Hong Kong)	3,907,000		4,287
China Construction Bank Corp. (Hong Kong)	86,332,600		49,031
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)	52,462,000		75,381
China Huiyuan Juice Group Ltd. (Hong Kong)	930,500		596
China Life Insurance Co. Ltd. (Hong Kong)	6,438,000		21,182
China Life Insurance Co. Ltd. (ADR)	107,006		5,269
China Mengniu Dairy Co. (Hong Kong)	14,666,000		20,728
China Mobile Ltd. (Hong Kong)	2,387,500		20,785
China Mobile Ltd. (ADR)	188,000		8,182
China National Offshore Oil Corp. (Hong Kong)	83,160,000		82,456
China Overseas Land & Investment Ltd. (Hong Kong)	29,249,206		45,773
China Railway Construction Corp. Ltd. (Hong Kong) (1)	27,768,500		36,272
China Resources Enterprise Ltd. (Hong Kong)	2,540,000		3,995
China Resources Land Ltd. (Hong Kong)	26,648,000		41,166
China Shenhua Energy Co. Ltd. (Hong Kong)	87,758,000		202,259
China Yurun Food Group Ltd. (Hong Kong)	13,588,000		17,324
COSCO Pacific Ltd. (Hong Kong)	31,994,000		31,595
Ctrip.com International Ltd. (ADR)	1,247,380		34,178
Focus Media Holding Ltd. (ADR) (1)	2,481,400		16,874
Fu Ji Food and Catering Services Holdings Ltd. (Hong Kong)	1,603,000		708
Giant Interactive Group Inc. (ADR)	1,592,400		10,828
GOME Electrical Appliances Holding Ltd. (Hong Kong)	146,093,316		14,703
Industrial and Commercial Bank of China Ltd. (Hong Kong)	222,169,000		115,574
Intime Department Store (Group) Co. Ltd. (Hong Kong)	1,101,500		277
Lenovo Group Ltd. (Hong Kong)	55,206,700		12,706
Li Ning Co. Ltd. (Hong Kong)	11,890,000		19,643
NetDragon Websoft Inc. (Hong Kong)	6,497,500		3,452
NetEase.com, Inc. (ADR) (1)	1,017,000		27,306
New Oriental Education & Technology Group Inc. (ADR) (1)	623,800		31,346
Nine Dragons Paper Industries Co. Ltd. (Hong Kong)	105,900,200		40,196
Perfect World Co. Ltd., Class B (ADR) (1)	1,104,800		15,522
Qinghai Salt Lake Potash Co. Ltd., Class A Call Warrants issued by UBS AG, expire May 10, 2010 (acquired 5/8/07, cost: $4,091,000) (3)	823,914		6,964
Shanda Interactive Entertainment Ltd. (ADR) (1)	426,300		16,852
Shanghai Electric Group Co. Ltd. (Hong Kong)	12,808,000		3,687
Shanghai Forte Land Co. Ltd. (Hong Kong) (1)	7,550,000		1,225
Shanghai Prime Machinery Co. Ltd. (Hong Kong)	20,880,000		2,210
Sinofert Holdings Ltd. (Hong Kong)	9,547,740		4,203
Suntech Power Holdings Co. Ltd. (ADR) (1)	1,837,800		21,484
Tencent Holdings Ltd. (Hong Kong)	4,332,800		32,195
TPV Technology Ltd. (Hong Kong)	54,098,000		16,547
Weichai Power Co. Ltd. (Hong Kong)	17,505,600		38,183
Wumart Stores, Inc. (Hong Kong)	22,596,384		16,038
Zhuzhou CSR Times Electric Co. Ltd. (Hong Kong)	3,030,000		3,081
			1,508,303

Croatia - 0.12%
HT - Hrvatske telekomunikacije d.d. (GDR)	254,473		9,543

Czech Republic - 0.58%
CEZ, AS	308,120		11,001
Komercní banka, AS	138,196		13,779
Telefónica 02 Czech Republic, AS	1,065,500		21,127
			45,907

Egypt - 0.98%
Commercial International Bank (Egypt) S.A.E.	1,324,719		7,685
Egyptian Company for Mobile Services S.A.E.	1,338,826		35,123
Orascom Construction Industries Co.	603,108		14,482
Orascom Construction Industries Co. (GDR)	257,856		12,100
Orascom Telecom Holding S.A.E.	875,538		4,013
Orascom Telecom Holding S.A.E. (GDR)	170,841		3,816
			77,219

Hong Kong - 1.01%
C C Land Holdings Ltd.	27,686,200		6,141
Clear Media Ltd. (1)	9,389,000		2,190
Hopewell Highway Infrastructure Ltd.	4,088,400		2,305
Hopewell Holdings Ltd.	8,145,000		21,395
Kingway Brewery Holdings Ltd. (1)	3,993,300		340
Shangri-La Asia Ltd.	41,315,246		47,307
			79,678

Hungary - 0.38%
Magyar Telekom Telecommunications PLC	12,646,900		29,361
Magyar Telekom Telecommunications PLC (ADR)	73,100		833
			30,194

India - 7.47%
Ambuja Cements Ltd.	21,295,050		29,705
Apollo Hospitals Enterprise Ltd.	1,222,966		9,859
Apollo Hospitals Enterprise Ltd. (GDR)	233,800		1,885
Bharat Electronics Ltd.	380,971		6,647
Bharat Heavy Electricals Ltd.	530,958		15,930
Bharti Airtel Ltd. (1)	10,182,574		126,598
Cummins India Ltd.	1,182,073		4,314
DLF Ltd.	14,473,426		48,180
Future Capital Holdings Ltd. (1)	646,417		1,311
GMR Infrastructure Ltd. (1)	2,892,000		5,477
Hindustan Unilever Ltd.	3,972,331		18,653
Housing Development Finance Corp. Ltd.	1,248,262		35,103
India Cements Ltd.	1,865,000		3,925
Info Edge (India) Ltd.	3,539		31
Infosys Technologies Ltd.	462,428		12,104
Infrastructure Development Finance Co. Ltd.	6,697,291		7,233
ITC Ltd.	865,340		3,159
Larsen & Toubro Ltd.	277,756		3,708
McLeod Russel India Ltd. (2)	5,566,169		7,123
Multi Screen Media Private Ltd. (acquired 5/15/00, cost: $107,294,000) (1) (3)	284,195		22,946
Mundra Port and Special Economic Zone Ltd.	83,696		539
Pantaloon Retail (India) Ltd.	161,495		519
Rajesh Exports Ltd.	7,591,146		3,803
Reliance Industries Ltd.	7,000,536		209,972
Sanghvi Movers Ltd.	969,167		1,349
Shopper's Stop Ltd.	1,005,300		1,980
Shree Cement Ltd.	35,300		496
Sobha Developers Ltd.	135,734		214
Sun Pharmaceutical Industries Ltd.	274,600		6,030
Wipro Ltd.	365,778		1,791
			590,584

Indonesia - 2.02%
PT Astra International Tbk	37,835,300		47,159
PT Bank Mandiri (Persero) Tbk	82,907,000		15,785
PT Bank Rakyat Indonesia (Persero) Tbk	30,769,000		11,216
PT Ciputra Surya Tbk (1)	30,567,500		694
PT Indo Tambangraya Megah Tbk	3,689,500		3,152
PT Jaya Real Property	9,808,000		400
PT Medco Energi Internasional Tbk (1)	38,670,000		7,382
PT Ramayana Lestari Sentosa Tbk	184,120,000		6,944
PT Semen Gresik	5,271,000		1,712
PT Surya Citra Media Tbk	38,277,500		1,294
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	97,509,652		63,889
			159,627

Israel - 2.15%
"Bezeq" The Israel Telecommunication Corp. Ltd.	35,415,300		55,509
Cellcom Israel Ltd.	686,893		14,372
Israel Chemicals Ltd.	8,150,947		67,083
Orbotech Ltd. (1)	425,673		1,613
Partner Communications Co. Ltd.	1,306,104		19,639
Partner Communications Co. Ltd. (ADR)	246,500		3,727
Shufersal Ltd.	2,969,940		8,264
			170,207

Italy - 0.45%
Tenaris SA (ADR)	1,751,400		35,326

Kazakhstan - 0.00%
JSC KazMunaiGas Exploration Production	1		-

Malaysia - 3.05%
AirAsia Bhd. (1)	15,185,700		3,929
Astro All Asia Networks PLC	6,357,300		3,805
British American Tobacco (Malaysia) Bhd.	226,300		2,831
Bumiputra-Commerce Holdings Bhd.	29,098,249		54,954
Eastern & Oriental Bhd. (1)	20,582,430		2,620
Genting Bhd.	14,281,600		14,498
IJM Corp. Bhd. (1)	34,472,514		39,577
IJM Land Bhd., warrants expire September 11, 2013 (1)	3,397,051		177
IOI Corp. Bhd.	11,440,475		12,035
Mah Sing Group Bhd.	30,938,633		13,518
Naim Cendera Holdings Bhd.	11,661,500		3,651
Resorts World Bhd.	29,677,300		17,522
S P Setia Bhd.	39,872,950		30,717
StemLife Bhd. (2)	8,331,900		1,830
Tanjong PLC	8,416,300		31,832
TM International Bhd. (1)	8,663,000		5,401
Transmile Group Bhd. (1) (2)	15,205,500		2,372
			241,269

Mexico - 8.00%
América Móvil, SAB de CV, Series L (ADR)	8,983,331		243,269
Bolsa Mexicana de Valores, SAB de CV, Series A (1)	7,705,600		4,277
Carso Infraestructura y Construcción SAB de CV, Series B1 (1)	57,009,700		26,606
CEMEX, SAB de CV, ordinary participation certificates, units (ADR) (1)	825,859		5,162
Empresas ICA, SAB de CV, ordinary participation certificates (1)	3,252,651		5,600
Fomento Económico Mexicano, SAB de CV (ADR)	1,588,900		40,056
Genomma Lab Internacional, SAB de CV, Series B (1)	458,400		240
Grupo Bimbo, SAB de CV, Series A	552,200		2,054
Grupo Famsa, SAB de CV, Series A (1)	613,800		341
Grupo Financiero Inbursa, SAB de CV	23,501,557		60,906
Grupo Modelo, SAB de CV, Series C	3,935,600		11,841
Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)	659,028		8,989
Impulsora del Desarrollo y el Empleo en America Latina, SAB de CV, Series B1 (1)	65,417,400		37,145
Kimberly-Clark de México, SAB de CV, Series A	13,635,450		44,227
Teléfonos de México, SAB de CV, Series L (ADR)	4,105,400		61,745
Telmex Internacional, SAB de CV, Series L	22,737,100		10,547
Telmex Internacional, SAB de CV, Series L (ADR)	6,513,466		59,728
Wal-Mart de México, SAB de CV, Series V	4,307,495		10,073
			632,806

Morocco - 0.12%
Holcim (Maroc) SA	46,585		9,267

Netherlands - 0.17%
Efes Breweries International NV (GDR) (1)	465,304		2,094
New World Resources NV, Class A	1,049,136		3,736
Vimetco NV (GDR) (1)	601,950		120
X5 Retail Group NV (GDR) (1)	728,834		7,304
			13,254

Oman - 0.14%
BankMuscat (SAOG) (GDR)	2,040,632		11,325

Pakistan - 0.07%
Oil and Gas Development Co. Ltd. (GDR)	791,800		5,939

Peru - 0.08%
Cía. de Minas Buenaventura SAA (ADR)	275,900		6,616

Philippines - 1.34%
Bayan Telecommunications Holdings Corp., Class A (acquired 2/12/98, cost: $1,850,000) (1) (3)	724,790		-
Bayan Telecommunications Holdings Corp., Class B (acquired 2/12/98, cost: $616,000) (1) (3)	241,431		-
Energy Development Corp. (1) (2)	780,051,000		63,482
First Gen Corp. (1)	23,642,700		11,319
International Container Terminal Services, Inc.	29,660,688		7,408
Philippine Airlines, Inc. (acquired 3/31/97, cost: $0) (1) (3)	68,631,450		-
Philippine Long Distance Telephone Co.	90,360		4,058
Philippine Long Distance Telephone Co. (ADR)	227,900		10,057
SM Investments Corp.	2,313,829		9,542
			105,866

Poland - 0.75%
Telekomunikacja Polska SA	10,952,200		59,131

Russia - 4.03%
Baring Vostok Private Equity Fund, LP (acquired 12/15/00, cost: $6,484,000) (1) (2) (3) (4) (5)	11,672,532		8,417
Baring Vostok Private Equity Fund III, LP (acquired 3/30/05, cost: $19,150,000) (1) (2) (3) (4) (5)	20,292,114		11,946
Baring Vostok Private Equity Fund IV, LP (acquired 4/25/07, cost: $4,456,000) (1) (2) (3) (4) (5)	4,456,271		931
Baring Vostok Fund IV Supplemental Fund, LP (acquired 10/8/07, cost: $6,315,000) (1) (2) (3) (4) (5)	6,315,000		1,562
Evraz Group SA (GDR)	1,173,182		9,637
Integra Group, Class A (GDR) (1)	1,446,510		1,255
JSC Polymetal (GDR) (1)	984,400		6,600
JSC Uralkali	2,437,062		5,240
New Century Capital Partners, LP (acquired 12/7/95, cost: $951,000) (1) (3) (4)	5,247,900		1,954
OAO Gazprom	1,334,000		5,226
OAO Gazprom (ADR)	8,099,200		118,983
OAO TMK	998,468		899
OAO TMK (GDR)	757,891		3,622
OJSC Holding Co. Sibirskiy Cement	693,300		3,986
OJSC M.video (1)	2,405,770		2,225
OJSC Magnit (1)	572,564		13,169
OJSC Magnit (GDR) (1)	1,161,500		6,738
OJSC Magnitogorsk Iron and Steel Works (GDR)	1,552,400		4,778
OJSC Mining and Metallurgical Co. Norilsk Nickel (ADR)	1,074,470		6,554
OJSC Mobile TeleSystems (ADR)	402,000		12,028
OJSC Novolipetsk Steel (GDR)	848,150		10,104
OJSC OC Rosneft (GDR)	14,953,821		64,259
OJSC Pharmstandard (GDR) (1)	347,100		3,334
OJSC Power Machines (1)	59,408,429		2,079
OJSC Vimpel-Communications (ADR)	2,047,700		13,392
			318,918

Singapore - 0.81%
Ascendas India Trust	28,651,500		9,893
Banyan Tree Holdings Ltd.	3,782,000		933
CapitaRetail China Trust	8,476,000		4,098
Olam International Ltd.	3,331,190		3,201
Raffles Education Corp. Ltd.	22,773,000		5,619
Wilmar International Ltd.	19,335,420		40,334
			64,078

South Africa - 6.25%
AngloGold Ashanti Ltd.	2,621,597		96,499
AngloGold Ashanti Ltd. (ADR)	2,057,397		75,630
Harmony Gold Mining Co. Ltd. (1)	6,504,910		70,708
Harmony Gold Mining Co. Ltd. (ADR) (1)	3,445,792		37,697
Impala Platinum Holdings Ltd.	1,207,787		20,365
Murray & Roberts Holdings Ltd.	720,210		3,107
Mvelaphanda Resources Ltd. (1)	2,578,176		7,932
Sasol Ltd.	3,288,311		96,006
Sasol Ltd. (ADR)	1,091,900		31,611
South African Private Equity Fund III, LP (acquired 9/23/98, cost: $10,827,000) (1) (2) (3) (4) (5)	27,594		29,437
Telkom SA Ltd.	1,903,529		21,308
Wilson Bayly Holmes - Ovcon Ltd.	451,760		4,088
			494,388

South Korea - 8.22%
Cheil Worldwide Inc.	31,970		3,852
Gmarket Inc. (ADR) (1)	1,736,589		28,497
Hankook Tire Co., Ltd.	1,276,940		12,345
Hite Brewery Co., Ltd.	193,156		19,338
Hyundai Mobis Co., Ltd.	348,066		20,507
Korean Reinsurance Co.	852,868		6,610
KT&G Corp.	644,377		35,770
LG Electronics Inc.	939,031		62,919
LG Electronics Inc., nonvoting preferred	485,232		12,986
LG Telecom Ltd.	1,097,278		6,752
Macquarie Korea Infrastructure Fund (GDR)	2,065,250		6,706
Megastudy Co., Ltd.	68,218		9,918
NHN Corp. (1)	457,791		50,712
Samsung Electronics Co., Ltd.	337,698		140,586
Samsung Electronics Co., Ltd. (GDR)	800,398		163,770
Samsung Electronics Co., Ltd., nonvoting preferred	62,090		14,392
Shinhan Financial Group Co., Ltd. (1)	828,263		14,987
Shinsegae Co., Ltd.	51,609		16,257
S-Oil Corp.	577,240		23,757
			650,661

Sri Lanka - 0.08%
Dialog Telekom Ltd.	149,615,180		6,336

Taiwan - 7.42%
Acer Inc.	976,000		1,475
Chunghwa Telecom Co., Ltd.	18,216,840		33,239
Delta Electronics, Inc.	17,986,700		33,201
Hon Hai Precision Industry Co., Ltd.	30,462,588		69,132
Hon Hai Precision Industry Co., Ltd. (GDR)	2,184,444		9,717
HTC Corp.	4,133,709		51,193
MediaTek Incorporation	1,254,623		11,883
Phison Electronics Corp.	1,120,374		3,235
President Chain Store Corp.	5,042,517		11,574
Siliconware Precision Industries Co., Ltd.	2,645,000		2,810
Synnex Technology International Corp.	10,837,990		13,750
Taiwan Cement Corp.	78,523,324		64,939
Taiwan Mobile Co., Ltd.	34,977,422		50,688
Taiwan Semiconductor Manufacturing Co., Ltd.	135,147,733		205,863
TECO Electric & Machinery Co., Ltd.	16,599,000		5,419
Test-Rite International Co., Ltd.	10,032,309		4,451
Tripod Technology Corp.	10,656,265		14,278
			586,847

Thailand - 1.49%
Bangkok Bank PCL	1,830,200		3,908
Banpu PCL	13,429,800		82,134
Banpu PCL, nonvoting depositary receipt	208,800		1,282
Bumrungrad Hospital PCL (2)	43,774,600		22,127
Esso (Thailand) PCL	33,298,400		3,377
Glow Energy PCL	1,459,500		865
PTT Exploration and Production PCL	817,000		2,267
Rojana Industrial Park PCL	26,670,500		2,188
			118,148

Turkey - 1.19%
Akbank TAŞ	1,485,004		4,371
Aktas Elektrik Ticaret AŞ (1)	4,273		-
Anadolu Efes Biracilik ve Malt Sanayii AŞ	3,639,971		22,634
Coca-Cola Icecek AŞ, Class C	1,300,245		6,172
Haci Ömer Sabanci Holding AŞ	3,513,968		6,065
Selcuk Ecza Deposu Ticaret ve Sanayi AŞ, Class B	823,420		832
Türk Telekomünikasyon AŞ, Class D (1)	12,018,948		27,879
Türkiye Garanti Bankasi AŞ (1)	18,389,464		26,187
			94,140

United Kingdom - 0.26%
Eurasian Natural Resources Corp. PLC	180,900		1,166
Ferrexpo PLC	2,981,893		2,383
Gem Diamonds Ltd. (1)	2,443,811		5,222
Hochschild Mining PLC	1,362,600		4,153
Kazakhmys PLC	258,790		1,377
Lonrho PLC (1) (2)	40,521,200		4,208
Namakwa Diamonds Ltd. (1)	4,370,700		1,267
Volga Gas PLC (1)	1,382,346		763
			20,539

United States of America - 0.37%
CTC Media, Inc. (1)	665,300		3,034
Genpact Ltd. (1)	2,005,800		17,771
GT Solar International, Inc. (1)	450,700		2,993
SINA Corp. (1)	119,900		2,788
Sohu.com Inc. (1)	73,700		3,045
			29,631

Vietnam - 0.09%
Vietnam Enterprise Investments Ltd., Redeemable (acquired 9/20/01, cost: $4,515,000) (1) (3) (4)	1,630,227		1,794
Vietnam Resource Investments (Holdings) Ltd. (acquired 6/15/07, cost: $11,302,000) (1) (3) (4)	1,108,000		5,540
Vietnam Resource Investment (Holdings) Ltd., warrants expire June 18, 2010 (acquired 6/15/07, cost: $0) (1) (3)	110,800		1
			7,335

Zambia - 0.03%
Celtel Zambia PLC (1)	39,611,800		2,272

Multinational - 0.82%
Capital International Global Emerging Markets Private Equity Fund, LP (acquired 6/30/99, cost: $6,704,000) (1) (2) (3) (4) (5)	55,951		9,344
Capital International Private Equity Fund IV, LP (acquired 3/29/05, cost: $38,621,000) (2) (3) (4) (5)	47,885		31,764
International Hospital Corp. Holding NV (acquired 9/25/97, cost: $8,011,000) (1) (2) (3)	609,873		4,470
International Hospital Corp. Holding NV, convertible preferred (acquired 2/12/07, cost: $2,336,000) (1) (2) (3)	318,677		2,336
International Hospital Corp. Holding NV, warrants expire June 30,2011 (acquired 12/24/08, cost: $0) (1) (2) (3)	31,867		-
New Asia East Investment Fund Ltd., Class A (acquired 5/23/96, cost: $189,000) (1) (2) (3) (4)	279,240		386
New Asia East Investment Fund Ltd., Class B (acquired 5/23/96, cost: $2,584,000) (1) (2) (3) (4)	3,810,369		5,271
Pan-African Investment Partners II Ltd., Class A (acquired 6/20/08, cost: $11,883,000) (1) (2) (3) (4) (5)	3,800		11,016
Pan Asia Special Opportunities Fund (Cayman) (acquired 10/18/00, cost: $197,000) (2) (3) (4)	600,000		33
			64,620

Miscellaneous - 1.56%
Equity securities in initial period of acquisition			124,103

Total equity securities (cost: $8,539,205,000)			7,371,678

Bonds and notes	Units or principal		Value
	amount (000)		(000)

Argentina - 0.07%
Republic of Argentina:
Index-Linked, Payment-in-Kind Bond, 8.858% December 31, 2033 (6)	ARS 62,639		5,057
GDP-Linked Bond, 0% December 15, 2035 (7)	58,072		617
			5,674

Brazil - 0.96%
Banco BMG SA:
8.75% July 1, 2010	$1,833		1,696
8.75% July 1, 2010 (acquired 6/22/05, cost: $6,715,000) (3)	6,720		6,216
Dasa Finance Corp.
8.75% May 29, 2018	5,485		4,251
8.75% May 29, 2018 (acquired 5/21/08, cost: $2,353,000) (3)	2,540		1,969
Federal Republic of Brazil:
12.50% January 5, 2022	BRL 3,256		1,484
10.25% January 10, 2028	4,851		1,938
Letra Tesouro Nacional 0%, October 1, 2009 (7)	22	Units	9,309
Marfrig Frigoríficos e Comércio de Alimentos SA :
9.625% November 16, 2016	$13,058		7,900
9.625% November 16, 2016 (acquired 2/3/09, cost: $347,000) (3)	470		284
Nota do Tesouro Nacional:
10.00% January 1, 2014	BRL 22	Units	8,883
10.00% January 1, 2017	82	Units	31,805
			75,735

Colombia - 0.02%
Republic of Colombia 11.75% March 1, 2010	COP 3,100,000		1,259

Dominican Republic - 0.00%
Dominican Republic Payment-in-Kind Bond, 9.50% September 27, 2011 (acquired 5/12/05, cost: $406,000) (3)	$390		365

India - 0.06%
Rajesh Exports Ltd. 0% convertible bonds, February 21, 2012 (7)	1,400		1,118
Suzlon Energy Ltd. 0% convertible bonds, October 11, 2012 (7)	9,754		3,637
			4,755

Indonesia - 0.12%
PT Medco Energi Internasional Tbk 0% convertible bonds, May 12, 2011 (7)	3,000		3,638
Republic of Indonesia 10.375% May 4, 2014 (acquired 2/26/09, cost: $5,371,000) (3)	5,400		5,657
			9,295

Jamaica - 0.07%
Digicel SA 12.0% April 1, 2014 (acquired 3/6/09, cost: $5,112,000) (3)	5,700		5,380

Russia - 0.34%
OAO Gazprom Loan Participation Notes, 7.288% August 16, 2037	7,930		5,155
OJSC VTB Bank Loan Participation Notes:
6.332% March 15, 2010	GBP 4,202		5,809
6.875% May 29, 2018	$1,770		1,380
Russian Federation 7.50% March 31, 2030	267		252
Sberbank (Savings Bank of the Russian Federation) Loan Participation Notes:
5.93% November 14, 2011	3,600		3,478
6.48% May 15, 2013	6,825		6,362
6.468% July 2, 2013	4,755		4,305
			26,741

Singapore - 0.05%
Noble Group Ltd. 0% convertible bonds, June 13, 2014 (7)	4,519		4,380

South Africa - 0.13%
Edcon Pty Ltd. 4.90% June 15, 2014 (6)	EUR 12,070		6,085
Harmony Gold Mining Co. Ltd. 4.875% convertible bonds, May 21, 2009	ZAR 43,000		4,540
			10,625

South Korea - 0.12%
Korean Government 5.25% June 10, 2010	KRW 12,520,000		9,377

Turkey - 0.13%
Republic of Turkey:
14.00% January 19, 2011	TRY 14,575		8,810
Index-Linked Bond, 11.965% February 15, 2012 (6)	2,060		1,390
			10,200

Venezuela - 0.01%
Republic of Venezuela:
8.50% October 8, 2014	$129		80
7.65% April 21, 2025	1,225		554
			634

Miscellaneous - 0.11%
Bonds and notes in initial period of acquisition			8,796

Total bonds and notes (cost: $204,946,000)			173,216

Short-term securities	Units or principal		Value
	amount (000)		(000)

Corporate short-term notes - 2.32%
Bank of Nova Scotia 0.35% due 4/6/09	45,200		45,197
BNP Paribas Finance Inc. 0.17% due 4/6/09	24,300		24,299
General Dynamics Corp. 0.25% due 4/3/09	13,400		13,400
Hewlett-Packard Co. 0.30% due 4/1/09	25,000		25,000
International Bank for Reconstruction and Development 0.25% due 4/23/09	25,000		24,996
Province of British Columbia 0.33% due 5/7/09	5,052		5,050
Société Générale North America, Inc. 0.19% due 4/1/09	30,400		30,400
Thunder Bay Funding LLC 0.35% due 4/9/09	15,000		14,999
			183,341

Federal agency discount notes - 1.18%
Federal Home Loan Bank Discount Corp. 0.19%-0.20% due 4/3-4/6/09	87,800		87,797
Freddie Mac 0.34% due 6/1/09	5,700		5,697
			93,494

Total short-term securities (cost: $276,835,000)			276,835

Total investment securities (cost: $9,020,986,000)			7,821,729

Net unrealized depreciation on foreign currency contracts (8)			(2,320)
Excess of cash and receivables over payables			90,742

Net assets			$7,910,151

(1) Security did not produce income during the last 12 months.
(2) This issuer represents investment in an affiliate as defined in the Investment Company Act of 1940.  This definition includes, but is not limited to, issuers in which the fund owns more than 5% of the outstanding voting securities.  New Asia East Investment Fund Ltd., Capital International Global Emerging Markets Private Equity Fund, LP and Capital International Private Equity Fund IV, LP are also considered affiliates since these issuers have the same investment adviser as the fund.  A summary of the fund's transactions in the securities of affiliated issuers during the nine months ended March 31, 2009 can be found in the investment in affiliates schedule below.

(3) Purchased in a private placement transaction (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securites laws); resale to the public may require registration in the country where the primary market is located and no right to demand registration exists.  As of March 31, 2009, the total value and cost of such securities were $175,983,000 and $280,635,000, respectively, and the value represented 2.22% of net assets.

(4) Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund.  Therefore, the cost and market value may not be indicative of the private equity fund's performance.

(5) Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future.  Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

(6) Coupon rate may change periodically.
(7) Represents a zero coupon security that may convert to a coupon-bearing security at a later date.
(8) As of March 31, 2009, the fund had open forward currency contracts to sell currencies as follows (amounts in thousands):

	Contract amount		U.S. valuation

				Unrealized
				appreciation/
	Non-U.S.	U.S.	Amount	(depreciation)
Sales:
British Pound Sterling to U.S. Dollar expiring 4/30/09	GBP 1,339	$1,918	$1,918	-
Czech Koruna to Euro expiring 4/24-4/30/09	CZK416,296/EUR15,238	20,216	20,187	$29
Czech Koruna to U.S. Dollar expiring 4/30/09	CZK 236,566	11,471	11,471	-
Hungarian Forint to Euro expiring 4/17/09	HUF6,134,582/EUR20,109	26,679	26,359	320
Indian Rupee to U.S. Dollar expiring 7/2-10/5/09	INR 7,917,249	153,026	154,355	(1,329)
Polish Zloty to Euro expiring 4/30-5/4/09	PLN114,966/EUR24,507	32,408	32,647	(239)
Polish Zloty to U.S. Dollar expiring 4/30/09	PLN 75,087	21,311	21,502	(191)
South African Rand to U.S. Dollar expiring 4/30/09	ZAR 115,267	11,992	11,992	-
Turkish Lira to U.S. Dollar expiring 4/7-4/30/09	TRY 101,210	59,525	60,435	(910)

Foreign currency contracts ---net……………				$(2,320)

Abbreviations

Securities:
ADR - American Depositary Receipts
BDR - Brazilian Depositary Receipts
CDI - CREST Depository Interest
GDR - Global Depositary Receipts

Currencies other than U.S. dollars:
ARS - Argentine Peso
BRL - Brazilian Real
COP - Colombian Peso
CZK - Czech Koruna
EUR - Euro
GBP - British Pound Sterling
HUF - Hungarian Forint
INR - Indian Rupee
KRW - South Korean Won
PLN - Polish Zloty
TRY - Turkish Lira
ZAR - South African Rand

Federal income tax information

As of March 31, 2009, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax reporting purposes was $9,201,281,000. Net unrealized depreciation on investments aggregated $1,379,551,000, of which $911,627,000 related to appreciated securities and $2,291,178,000 related to depreciated securities.

Disclosure of fair value instruments

The Emerging Markets Growth Fund (the fund) adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"), Fair Value Measurements, on July 1, 2008.  FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels.  Level 1 values are based on quoted prices in active markets for identical securities.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities or quoted prices in inactive markets.  Level 3 values are based on significant unobservable inputs that reflect the fund's determination of assumptions that market participants might reasonably use in valuing the securities.  The valuation levels are not necessarily an indication of the risk or liquidity associated  with the underlying investment.  For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted in an active market. The following table presents the fund's valuation levels as of March 31, 2009 (dollars in thousands):

			Forward
	Investment		currency
	securities		contract

Level 1 - Quoted prices	$2,144,640
Level 2 - Other significant observable inputs	5,516,585	[1]	$(2,320)	[2]
Level 3 - Significant unobservable inputs	160,504
Total	$7,821,729

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions during the nine months ended March 31, 2009 (dollars in thousands):

Beginning value at 7/1/08			$212,489
Net purchases			119,210
Net realized gain			1,138
Net unrealized depreciation			(188,592)
Net transfers into Level 3			16,259
Ending value at 3/31/09			$160,504

Net unrealized depreciation during the period on Level 3 securities held at 3/31/09			$(188,774)

[1] Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading for these securities.

[2] Forward currency contracts are not included in the investment portfolio.

	Beginning	Purchases/	Sales/	Ending	Dividend and interest income	Value
Issuer	shares	Additions	Reductions	shares	(000)	(000)

Affiliated issuers:
Bumrungrad Hospital	43,774,600	-	-	43,774,600	$904	$22,127
CIC Energy	3,251,700	-	-	3,251,700	-	5,615
Dufry South America	2,963,500	753,000	-	3,716,500	-	23,803
Energy Development*	529,738,000	250,313,000	-	780,051,000	-	63,482
Lonrho	20,377,200	20,144,000	-	40,521,200	-	4,208
McLeod Russel India	5,566,169	-	-	5,566,169	130	7,123
StemLife	8,331,900	-	-	8,331,900	7	1,830
Transmile Group	15,205,500	-	-	15,205,500	-	2,372

Affiliated private equity funds/private placements:
Baring Vostok Private Equity Fund	11,429,113	243,419	-	11,672,532	-	8,417
Baring Vostok Private Equity Fund III	19,460,214	831,900	-	20,292,114	-	11,946
Baring Vostok Private Equity Fund IV	6,610,371	4,160,900	-	10,771,271	-	2,493
Capital International Global Emerging Markets Private Equity Fund	55,951	-	-	55,951	-	9,344
Capital International Private Equity Fund IV	46,808	1,077	-	47,885	1,308	31,764
International Hospital	928,550	31,867	-	960,417	-	6,806
New Asia East Investment Fund	4,089,609	-	-	4,089,609	-	5,657
New GP Capital Partners	27,000	-	-	27,000	-	-
Pan-African Investment Partners II	3,800	-	-	3,800	-	11,016
Pan Asia Special Opportunities Fund	600,000	-	-	600,000	-	33
South African Private Equity Fund III	27,594	-	-	27,594	-	29,437

Unaffiliated issuers+:
Banpu	13,329,000	730,300	420,700	13,638,600	2,560	-
Gmarket	2,554,429	-	817,840	1,736,589	-	-
Harmony Gold Mining	16,821,400	46,745,000	10,615,698	52,950,702	447	-
IJM	48,746,514	5,184,200	19,458,200	34,472,514	2,979	-
					$8,335	$247,473

*The holding was in its initial period of acquisition at June 30, 2008 and was not publicly disclosed.
+Affiliated during the period but no longer affiliated at March 31, 2009.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Chief Executive Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Chief Executive Officer

Date: May 29, 2009

By /s/ Michael A. Felix
Michael A. Felix, Vice President and Treasurer

Date: May 29, 2009